Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

5. REVENUE RECOGNITION

Disaggregated Revenue

	For the Years Ended December 31,
	2021	2020
Types of Revenues:
Medical retail	$-	$11,200
Medical wholesale	-	700
Recreational wholesale	-	769,555
Total revenues	$-	$781,455